UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23723

Strategic Trust
(Exact name of registrant as specified in charter)

7887 East Belleview Avenue, Suite 1100

Denver, CO 80111
(Address of principal executive offices) (Zip code)

Kevin Kelly

7887 East Belleview Avenue, Suite 1100

Denver, CO 80111
(Name and address of agent for service)

(800) 658-1070

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2023

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

(a)

Strategic Trust

Kelly Hotel & Lodging Sector ETF (HOTL)
Kelly Residential & Apartment Real Estate ETF (RESI)
Kelly CRISPR & Gene Editing Technology ETF (XDNA)

Annual Report

August 31, 2023

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Strategic Trust

TABLE OF CONTENTS

Shareholder Letter (Unaudited)	2
Fund Performance (Unaudited)	3
Expense Examples (Unaudited)	9
Schedules of Investments	10
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	21
Notes to Financial Statements	24
Report of Independent Registered Public Accounting Firm	35
Board Approval of Advisory and Subadvisory Agreements (Unaudited)	36
Additional Information (Unaudited)	38

www.KellyETFs.com

Dear Shareholder,

We are pleased to provide the annual shareholder report for the Strategic Trust, covering the Trust’s fiscal year period of September 1, 2022 through August 31, 2023 (the “Reporting Period”). The Reporting Period was dominated by a historic rise in interest rates in the United States while still dealing with war on the eastern front of Europe and inflation – a tough combination in any investing environment. In the first quarter of 2023, there was a regional banking crisis which claimed at least two prominent regional banks. The sentiment from that episode weighed on the consumer, the economy, and travel, but those segments quickly recovered for the remainder of the period.

On the positive side, the U.S. labor market remained robust, with jobs reports consistently coming in much better than expected and wage growth increases continued.

The Reporting Period concluded with an investment environment that is still trying to assess the Federal Reserve and their path of rates after they have risen during the period. Meanwhile the inflation outlook has remained elevated but more muted than last year.

We are grateful to have you as shareholders. We believe our ETFs provide cutting edge exposure with precise strategy construction for investors. Overall, our view is that investors need to think strategically about investment and asset allocation, and to extend their scope across a broad array of asset classes with a focus to be nimble as market conditions change. We encourage you to talk with your financial advisor and visit KellyIntel.com for further insight about investing in today’s markets. Please do not hesitate to reach out to us with any questions.

Sincerely,

Kevin Kelly
President, Strategic Trust
Founder, Kelly Intelligence

Kelly Hotel & Lodging Sector ETF

FUND PERFORMANCE

As of August 31, 2023 (Unaudited)

The Kelly Hotel & Lodging Sector ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Strategic Hotel & Lodging Sector Index (the “Index”).

The Index is a passively managed, concentrated portfolio of companies in the hotel and lodging industries.

The stocks in the portfolio increased as COVID-19 and its variants waned. Investor concerns abated over the impact of rising interest rates on consumer spending as travel and leisure increased in the consumer segment which drove stocks higher at the close of the reporting period.

On an operational performance basis for the companies, revenues grew sharply as travelers started to return to pre-pandemic levels. Business spending increased modestly.

The Fund’s Average Annual Total Returns as of August 31, 2023, as compared to its benchmark:

	One Year	Since Inception (1/12/2022)
Kelly Hotel & Lodging Sector ETF
Total Return (at Net Asset Value) (1)	11.70%	(1.24)%
Total Return (at Market Price) (2)	11.59%	(1.33)%
Strategic Hotel & Lodging Sector Index (3)	11.98%	(0.72)%
S&P 500® Index (4)	15.92%	(1.25)%

Kelly Hotel & Lodging Sector ETF

FUND PERFORMANCE (continued)

As of August 31, 2023 (Unaudited)

Growth of a $10,000 Investment

The chart above illustrates the performance of a hypothetical $10,000 investment made on January 12, 2022 (inception date), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

(1)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(2)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the close price at 4:00 p.m. from the NYSE Arca, Inc. Market value returns may vary from net asset value returns.

(3)

The Strategic Hotel & Lodging Sector Index is a rules-based index that consists of the stocks or corresponding depositary receipts of companies engaged in the creation, development, production, operation, provision, distribution, servicing, licensing, leasing or franchising of hotel and lodging services or hotel and lodging operations. A direct investment in the index is not possible. Index returns, unlike Fund returns, do not reflect any fees or expenses.

(4)

The S&P 500® Index is a market-cap-weighted index, representing the 500 top companies in leading industries of the U.S. economy. A direct investment in the index is not possible. Index returns, unlike Fund returns, do not reflect any fees or expenses.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 29, 2022 is 0.78%. For performance information current to the most recent month-end, please call 1-800-658-1070 or visit www.KellyETFs.com.

Kelly Residential & Apartment Real Estate ETF

FUND PERFORMANCE

As of August 31, 2023 (Unaudited)

The Kelly Residential & Apartment Real Estate ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Strategic Residential & Apartment Real Estate Sector Index (the “Index”).

The Index is a passively managed, concentrated portfolio of companies in the residential & apartment (“multifamily”) management and operational services industries.

The primary diver of performance for residential and multifamily real estate companies during the reporting period came from macroeconomic concerns over persistent inflation, rising interest rates and the continued hawkish central bank rhetoric that rates will stay higher for longer. Real estate, particularly multifamily, can be sensitive to interest rates and the bond market. In the past, investors have used real estate as “bond proxies” and with rising interest rates, real estate companies sold off as yields in the bond market provided better yields than they have in the past several years.

The expectations for the path of interest rates hikes contributed to a decline in equity prices, market capitalization, and valuations, along with concerns about the growth outlook. Furthermore, recession fears rose due to a consumer squeeze from higher prices and borrowing costs which led to concerns about the credit of tenants in residential real estate.

On an operational performance basis for the companies, revenues and lease rates grew decently for the year but down from 2022, which was a record year. Renters returned to urban areas as the impact from the coronavirus pandemic eased. In addition, as housing prices climbed higher, many potential homebuyers continued to rent rather than buy. The previous year saw limited growth in new apartment buildings which kept supply tight, and further supported rental price increases. The reporting period saw more inventory come online as construction workers returned to the job site.

The Fund’s Average Annual Total Returns as of August 31, 2023, as compared to its benchmark:

	One Year	Since Inception (1/12/2022)
Kelly Residential & Apartment Real Estate ETF
Total Return (at Net Asset Value) (1)	(5.56)%	(14.73)%
Total Return (at Market Price) (2)	(4.37)%	(14.09)%
Strategic Residential & Apartment Real Estate Sector Index (3)	(6.52)%	(15.44)%
S&P 500® Index (4)	15.92%	(1.25)%

Kelly Residential & Apartment Real Estate ETF

FUND PERFORMANCE (continued)

As of August 31, 2023 (Unaudited)

Growth of a $10,000 Investment

The chart above illustrates the performance of a hypothetical $10,000 investment made on January 12, 2022 (inception date), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

(1)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(2)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the close price at 4:00 p.m. from the NYSE Arca, Inc. Market value returns may vary from net asset value returns.

(3)

The Strategic Residential & Apartment Real Estate Sector Index is a rules-based index that consists of U.S.- and Canada-listed companies engaged in the residential and apartment real estate business. A direct investment in the index is not possible. Index returns, unlike Fund returns, do not reflect any fees or expenses.

(4)

The S&P 500® Index is a market-cap-weighted index, representing the 500 top companies in leading industries of the U.S. economy. A direct investment in the index is not possible. Index returns, unlike Fund returns, do not reflect any fees or expenses.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 29, 2022 is 0.68%. For performance information current to the most recent month-end, please call 1-800-658-1070 or visit www.KellyETFs.com.

Kelly CRISPR & Gene Editing Technology ETF

FUND PERFORMANCE

As of August 31, 2023 (Unaudited)

The Kelly CRISPR & Gene Editing Technology ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Strategic CRISPR & Gene Editing Technology Index (the “Index”).

The Index focuses on companies in next generation life science therapeutics and technology, which are generally viewed as part of the genomics and biotechnology industries. In the types of markets seen during the reporting period, when the effects of the macroeconomic environment would be expected to overshadow idiosyncratic company events, the underlying companies would be expected to perform in line with their industries.

Much like the previous year, biotechnology stocks declined significantly during the reporting period as investor appetite for stocks with high valuations and little to no earnings also worked against the industry. Despite ongoing innovation, new drug development, and the rapid development, costs associated with obtaining drug approvals remained high, constraining profits. Furthermore, pricing and payment structures were under pressure from payers, including healthcare providers and insurers for the biotechnology industry. Also, the dollar volume of industry mergers and acquisitions decreased significantly year over year.

Biotechnology companies grappled with public perception regarding the efficacy of new drugs, along with regulatory uncertainty and auditing requirements.

More specifically for the CRISPR and gene editing space, stocks of genomic analysis companies lost ground as investor sentiment weakened, despite promising market penetration.

The Fund’s Average Annual Total Returns as of August 31, 2023, as compared to its benchmark:

	One Year	Since Inception (1/12/2022)
Kelly CRISPR & Gene Editing Technology ETF
Total Return (at Net Asset Value) (1)	(34.34)%	(30.23)%
Total Return (at Market Price) (2)	(33.91)%	(29.49)%
Strategic CRISPR & Gene Editing Technology Index (3)	(34.03)%	(29.73)%
NASDAQ Biotechnology Index (4)	7.42%	(3.85)%

Kelly CRISPR & Gene Editing Technology ETF

FUND PERFORMANCE (continued)

As of August 31, 2023 (Unaudited)

Growth of a $10,000 Investment

The chart above illustrates the performance of a hypothetical $10,000 investment made on January 12, 2022 (inception date), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

(1)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(2)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the close price at 4:00 p.m. from the Nasdaq Stock Market LLC. Market value returns may vary from net asset value returns.

(3)

The Strategic CRISPR & Gene Editing Technology Index is a rules-based index that consists of the stocks or corresponding depositary receipts of companies engaged in the creation, development, production, operation, provision, distribution, ownership, servicing, licensing, leasing or franchising of deoxyribonucleic acid (DNA) modification technology business. A direct investment in the index is not possible. Index returns, unlike Fund returns, do not reflect any fees or expenses.

(4)

The NASDAQ Biotechnology Index contains securities of NASDAQ-listed companies classified according to the Industry Classification Benchmark as either Biotechnology or Pharmaceuticals which also meet other eligibility criteria. A direct investment in the index is not possible. Index returns, unlike Fund returns, do not reflect any fees or expenses.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 29, 2022 is 0.78%. For performance information current to the most recent month-end, please call 1-800-658-1070 or visit www.KellyETFs.com.

Strategic Trust

Expense Examples

August 31, 2023 (Unaudited)

As a shareholder of one or more Funds of the Strategic Trust, formerly known as Kelly Strategic ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including advisory fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 1, 2023 to August 31, 2023.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2023	Ending Account Value 8/31/2023	Annualized Expense Ratio (a)	Expenses Paid During the Period (a)
Kelly Hotel & Lodging Sector ETF
Actual Fund Return	$1,000.00	$1,002.30	0.78%	$3.94
Hypothetical 5% Return	$1,000.00	$1,021.27	0.78%	$3.97
Kelly Residential & Apartment Real Estate ETF
Actual Fund Return	$1,000.00	$999.10	0.49%	$2.47
Hypothetical 5% Return	$1,000.00	$1,022.74	0.49%	$2.50
Kelly CRISPR & Gene Editing Technology ETF
Actual Fund Return	$1,000.00	$796.80	0.78%	$3.53
Hypothetical 5% Return	$1,000.00	$1,021.27	0.78%	$3.97

(a)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year). Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements.

Kelly Hotel & Lodging Sector ETF

Schedule of Investments

August 31, 2023

Number of Shares		Value
COMMON STOCKS 98.8%
	Consumer Discretionary Services 54.5%
786	Accor SA (a)	$28,229
124	Choice Hotels International, Inc.	15,736
776	Dalata Hotel Group PLC (a)(b)	3,626
24	Fattal Holdings 1998 Ltd. (a)(b)	2,357
470	Hilton Grand Vacations, Inc. (b)	20,548
500	Hilton Worldwide Holdings, Inc.	74,325
286	Hyatt Hotels Corp. - Class A	32,149
470	InterContinental Hotels Group PLC (a)	35,460
406	Marriott International, Inc. - Class A	82,625
172	Marriott Vacations Worldwide Corp.	18,695
420	Melia Hotels International SA (a)(b)	2,751
486	Playa Hotels & Resorts NV (a)(b)	3,626
200	Resorttrust, Inc. (a)	3,209
512	Scandic Hotels Group AB (a)(b)	1,662
348	Travel + Leisure Co.	13,990
724	Whitbread PLC (a)	31,559
386	Wyndham Hotels & Resorts, Inc.	29,101
		399,648
	Media 11.2%
622	Airbnb, Inc. - Class A (b)	81,824

	Real Estate 33.1%
978	Apple Hospitality REIT, Inc.	14,690
3,700	CDL Hospitality Trusts (a)	2,822
250	Chatham Lodging Trust	2,445
916	DiamondRock Hospitality Co.	7,383
638	Gaming and Leisure Properties, Inc.	30,241
1	Hoshino Resorts REIT, Inc. (a)	4,307
1,848	Host Hotels & Resorts, Inc.	29,180
18	Japan Hotel REIT Investment Corp. (a)	9,125
478	Pandox AB (a)	5,317
928	Park Hotels & Resorts, Inc.	11,906
526	Pebblebrook Hotel Trust	7,611
704	RLJ Lodging Trust	7,033
218	Ryman Hospitality Properties, Inc.	18,536
872	Service Properties Trust	7,203
474	Summit Hotel Properties, Inc.	2,754
884	Sunstone Hotel Investors, Inc.	7,938
2,204	VICI Properties, Inc.	67,971
550	Xenia Hotels & Resorts, Inc.	6,490
		242,952
	Total Common Stocks
	(Cost $758,086)	724,424

The accompanying notes are an integral part of these financial statements.

Kelly Hotel & Lodging Sector ETF

SCHEDULE OF INVESTMENTS (continued)

August 31, 2023

Number of Shares		Value
MONEY MARKET FUNDS 1.2%
4,281	First American Government Obligations Fund - Class X, 5.25% (c)	$4,281
4,281	First American Treasury Obligations Fund - Class X, 5.26% (c)	4,281
		8,562
	Total Money Market Funds
	(Cost $8,562)	8,562

	Total Investments 100.0%
	(Cost $766,648)	732,986

	Other Assets in Excess of Liabilities 0.0% (d)	185

	TOTAL NET ASSETS 100.0%	$733,171

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Consumer Discretionary	54.5
Real Estate	33.1
Media	11.2
Total Common Stocks	98.8
Total Money Market Funds	1.2
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0	(d)
Total Net Assets	100.0

(a)	U.S.-dollar denominated security of a foreign issuer.

(b)	Non-Income Producing.

(c)	7-day yield.

(d)	Rounds to less than 0.1%

The accompanying notes are an integral part of these financial statements.

Kelly Residential & Apartment Real Estate ETF

SCHEDULE OF INVESTMENTS

August 31, 2023

Number of Shares		Value
COMMON STOCKS 99.1%
	Real Estate 99.1%
999	American Homes 4 Rent - Class A	$36,004
987	Apartment Income REIT Corp.	33,617
1,782	Apartment Investment and Management Co. - Class A	13,561
327	AvalonBay Communities, Inc.	60,109
486	Boardwalk Real Estate Investment Trust (a)	24,559
192	BRT Apartments Corp.	3,581
327	Camden Property Trust	35,192
951	Canadian Apartment Properties REIT (a)	34,070
195	Centerspace	12,624
1,134	Elme Communities	17,441
543	Equity LifeStyle Properties, Inc.	36,359
939	Equity Residential	60,875
264	Essex Property Trust, Inc.	62,935
1,980	Independence Realty Trust, Inc.	33,323
1,788	InterRent Real Estate Investment Trust (a)	16,255
1,686	Invitation Homes, Inc.	57,476
1,512	Killam Apartment Real Estate Investment Trust (a)	20,239
387	Mid-America Apartment Communities, Inc.	56,204
507	Minto Apartment Real Estate Investment Trust (a)	4,973
300	NexPoint Residential Trust, Inc.	11,265
450	Sun Communities, Inc.	55,089
3,474	Tricon Residential, Inc. (a)	29,426
864	UDR, Inc.	34,474
744	UMH Properties, Inc.	11,123
1,011	Veris Residential, Inc. (b)	18,815
		779,589
	Total Common Stocks
	(Cost $874,219)	779,589

MONEY MARKET FUNDS 0.9%
3,360	First American Government Obligations Fund - Class X, 5.25% (c)	3,360
3,360	First American Treasury Obligations Fund - Class X, 5.26% (c)	3,360
		6,720
	Total Money Market Funds
	(Cost $6,720)	6,720

	Total Investments 100.0%
	(Cost $880,939)	786,309

	Liabilities in Excess of Other Assets (0.0%) (d)	(72)

	TOTAL NET ASSETS 100.0%	$786,237

The accompanying notes are an integral part of these financial statements.

Kelly Residential & Apartment Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

August 31, 2023

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Real Estate	99.1
Total Common Stocks	99.1
Total Money Market Funds	0.9
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0	)(d)
Total Net Assets	100.0

(a)	U.S.-dollar denominated security of a foreign issuer.

(b)	Non-Income Producing.

(c)	7-day yield.

(d)	Rounds to less than 0.1%

The accompanying notes are an integral part of these financial statements.

Kelly CRISPR & Gene Editing Technology ETF

SCHEDULE OF INVESTMENTS

August 31, 2023

Number of Shares		Value
COMMON STOCKS 99.7%
	Health Care 99.7%
10,152	2seventy bio, Inc. (a)	$52,689
804	AbbVie, Inc.	118,156
528	Agilent Technologies, Inc.	63,925
23,064	Allogene Therapeutics, Inc. (a)	89,719
8,436	Beam Therapeutics, Inc. (a)	195,546
60	Biogen, Inc. (a)	16,041
948	Bristol-Myers Squibb Co.	58,444
27,444	Caribou Biosciences, Inc. (a)	161,645
4,212	CRISPR Therapeutics AG (a)(b)	210,642
13,188	Editas Medicine, Inc. (a)	117,505
276	Illumina, Inc. (a)	45,601
7,224	Intellia Therapeutics, Inc. (a)	270,755
912	Novartis AG (b)	92,217
53,352	Poseida Therapeutics, Inc. (a)	111,506
145,476	Precision BioSciences, Inc. (a)	67,283
8,820	Prime Medicine, Inc. (a)	116,777
408	QIAGEN NV (a)(b)	18,560
48	Regeneron Pharmaceuticals, Inc. (a)	39,671
108,132	Sangamo Therapeutics, Inc. (a)	104,812
504	Sanofi (b)	53,958
528	Thermo Fisher Scientific, Inc.	294,149
120	Vertex Pharmaceuticals, Inc. (a)	41,801
7,824	Verve Therapeutics, Inc. (a)	100,695
		2,442,097
	Total Common Stocks
	(Cost $3,754,906)	2,442,097

MONEY MARKET FUNDS 0.3%
3,141	First American Government Obligations Fund - Class X, 5.25% (c)	3,141
3,141	First American Treasury Obligations Fund - Class X, 5.26% (c)	3,141
		6,282
	Total Money Market Funds
	(Cost $6,282)	6,282

	Total Investments 100.0%
	(Cost $3,761,188)	2,448,379

	Liabilities in Excess of Other Assets (0.0%) (d)	(393)

	TOTAL NET ASSETS 100.0%	$2,447,986

The accompanying notes are an integral part of these financial statements.

Kelly CRISPR & Gene Editing Technology ETF

SCHEDULE OF INVESTMENTS (continued)

August 31, 2023

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Health Care	99.7
Total Common Stocks	99.7
Total Money Market Funds	0.3
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0	)(d)
Total Net Assets	100.0

(a)	Non-Income Producing.

(b)	U.S.-dollar denominated security of a foreign issuer.

(c)	7-day yield.

(d)	Rounds to less than 0.1%

The accompanying notes are an integral part of these financial statements.

Strategic Trust

Statements of Assets and Liabilities

August 31, 2023

	Kelly Hotel & Lodging Sector ETF	Kelly Residential & Apartment Real Estate ETF	Kelly CRISPR & Gene Editing Technology ETF
ASSETS:
Investments at cost	$766,648	$880,939	$3,761,188
Investments at value	$732,986	$786,309	$2,448,379
Interest and dividends receivable	674	383	1,216
Total assets	733,660	786,692	2,449,595

LIABILITIES:
Payable to Adviser, net (See Note 4)	489	455	1,609
Total liabilities	489	455	1,609
Commitments and contingencies (See Note 10)
Net Assets	$733,171	$786,237	$2,447,986

NET ASSETS CONSIST OF:
Paid in capital	$777,667	$902,053	$4,105,840
Total accumulated losses	(44,496)	(115,816)	(1,657,854)
Net Assets	$733,171	$786,237	$2,447,986

Shares issued and outstanding, $0 par value, unlimited shares authorized	50,000	75,000	300,000

Net Asset Value, Redemption Price and Offering Price Per Share	$14.66	$10.48	$8.16

The accompanying notes are an integral part of these financial statements.

Strategic Trust

Statements of Operations

For the Year Ended August 31, 2023

	Kelly Hotel & Lodging Sector ETF	Kelly Residential & Apartment Real Estate ETF	Kelly CRISPR & Gene Editing Technology ETF
INVESTMENT INCOME:
Dividend income	$15,506	$10,238	$15,139
Interest income	243	150	339
Foreign withholding tax	(336)	(346)	(994)
Total investment income	15,413	10,042	14,484

EXPENSES:
Investment advisory fees (See Note 4)	5,598	3,080	25,524
Total expenses	5,598	3,080	25,524
Expenses waived by Adviser (see Note 4)	—	(1,642)	—
Total net expenses	5,598	1,438	25,524
Net Investment Income/(Loss)	9,815	8,604	(11,040)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Investments	(5,793)	(23,305)	(241,072)
In-kind redemptions	(72,468)	—	(13,797)
Foreign currency transactions	24	(16)	268
Change in net unrealized appreciation/(depreciation) on:
Investments	151,926	(20,230)	(1,128,600)
Foreign currency translation	—	1	90
Net Realized and Unrealized Gain/(Loss) on Investments	73,689	(43,550)	(1,383,111)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$83,504	$(34,946)	$(1,394,151)

The accompanying notes are an integral part of these financial statements.

Kelly Hotel & Lodging Sector ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2023	For the Period January 12, 2022(1) through August 31, 2022
OPERATIONS:
Net investment income	$9,815	$2,044
Net realized gain/(loss) on:
Investments	(5,793)	(2,768)
In-kind redemptions	(72,468)	—
Foreign currency transactions	24	(272)
Change in net unrealized appreciation/(depreciation) on:
Investments	151,926	(185,588)
Net increase/(decrease) in net assets resulting from operations	83,504	(186,584)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(7,415)	(2,325)
From return of capital	—	(629)
Net decrease in net assets resulting from distributions paid	(7,415)	(2,954)

CAPITAL SHARE TRANSACTIONS:
Shares sold	—	1,517,000
Shares redeemed	(670,380)	—
Net increase/(decrease) in net assets resulting from capital share transactions	(670,380)	1,517,000

Total Increase/(Decrease) in Net Assets	(594,291)	1,327,462

NET ASSETS:
Beginning of Period	1,327,462	—
End of Period	$733,171	$1,327,462

TRANSACTIONS IN SHARES:
Shares sold	—	100,000
Shares redeemed	(50,000)	—
Net increase/(decrease) in shares outstanding	(50,000)	100,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Kelly Residential & Apartment Real Estate ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2023	For the Period January 12, 2022(1) through August 31, 2022
OPERATIONS:
Net investment income	$8,604	$7,567
Net realized gain/(loss) on:
Investments	(23,305)	12,491
In-kind redemptions	—	(118,573)
Foreign currency transactions	(16)	(41)
Change in net unrealized appreciation/(depreciation) on:
Investments	(20,230)	(74,400)
Foreign currency translation	1	—
Net decrease in net assets resulting from operations	(34,946)	(172,956)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(20,749)	(3,242)
Net decrease in net assets resulting from distributions paid	(20,749)	(3,242)

CAPITAL SHARE TRANSACTIONS:
Shares sold	544,080	1,463,000
Shares redeemed	—	(1,088,955)
Net increase in net assets resulting from capital share transactions	544,080	374,045

Total Increase in Net Assets	488,385	197,847

NET ASSETS:
Beginning of Period	297,852	100,005
End of Period	$786,237	$297,852

TRANSACTIONS IN SHARES:
Shares sold	50,000	100,000
Shares redeemed	—	(81,667)
Net increase in shares outstanding	50,000	18,333

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Kelly CRISPR & Gene Editing Technology ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2023	For the Period January 12, 2022(1) through August 31, 2022
OPERATIONS:
Net investment loss	$(11,040)	$(1,105)
Net realized gain/(loss) on:
Investments	(241,072)	(114,598)
In-kind redemptions	(13,797)	—
Foreign currency transactions	268	94
Change in net unrealized appreciation/(depreciation) on:
Investments	(1,128,600)	(184,209)
Foreign currency translation	90	(25)
Net decrease in net assets resulting from operations	(1,394,151)	(299,843)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,248)	—
Net decrease in net assets resulting from distributions paid	(3,248)	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	1,399,295	5,586,140
Shares redeemed	(2,840,207)	—
Net increase/(decrease) in net assets resulting from capital share transactions	(1,440,912)	5,586,140

Total Increase/(Decrease) in Net Assets	(2,838,311)	5,286,297

NET ASSETS:
Beginning of Period	5,286,297	—
End of Period	$2,447,986	$5,286,297

TRANSACTIONS IN SHARES:
Shares sold	125,000	425,000
Shares redeemed	(250,000)	—
Net increase/(decrease) in shares outstanding	(125,000)	425,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Kelly Hotel & Lodging Sector ETF

Financial Highlights

Selected Data and Ratios (for a share outstanding throughout the year/period)

	Year Ended August 31, 2023	Period Ended August 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$13.27	$15.17

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.19	0.02
Net realized and unrealized gain/(loss) on investments	1.35	(1.89)
Total Gain /(Loss) from Investment Operations	1.54	(1.87)

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.02)
From return of capital	—	(0.01)
Total Distributions	(0.15)	(0.03)

Net Asset Value, End of Year/Period	$14.66	$13.27

Total Return
Net Asset Value(3)	11.70%	(12.29	)%(5)
Market Value(4)	11.59%	(12.33	)%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$733	$1,327
Ratio of expenses to average net assets	0.78%	0.78	%(6)
Ratio of net investment income to average net assets	1.37%	0.23	%(6)
Portfolio turnover rate(7)	13%	9	%(5)

(1)	Commencement of investment operations on January 12, 2022.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the closing value at 4:00 p.m. from the NYSE Arca, Inc. Market value returns may vary from net asset value returns.

(5)	Not annualized.

(6)	Annualized.

(7)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Kelly Residential & Apartment Real Estate ETF

FINANCIAL HIGHLIGHTS

Selected Data and Ratios (for a share outstanding throughout the year/period)

	Year Ended August 31, 2023		Period Ended August 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$11.91		$14.63

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.20		0.08
Net realized and unrealized loss on investments	(0.91)		(2.77)
Total Loss from Investment Operations	(0.71)		(2.69)

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.03)
From net realized gains	(0.44)		—
Total Distributions	(0.72)		(0.03)

Net Asset Value, End of Year/Period	$10.48		$11.91

Total Return
Net Asset Value(3)	(5.56%)		(18.36	)%(5)
Market Value(4)	(4.37%)		(18.30	)%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$786		$298
Ratio of expenses to average net assets:
Gross	0.68%		0.68	%(6)
Net	0.32	%(7)	0.36	%(6)(7)
Ratio of net investment income to average net assets:
Gross	1.54%		0.63	%(6)
Net	1.90	%(7)	0.95	%(6)(7)
Portfolio turnover rate(8)	15%		18	%(5)

(1)	Commencement of investment operations on January 12, 2022.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the closing value at 4:00 p.m. from the NYSE Arca, Inc. Market value returns may vary from net asset value returns.

(5)	Not annualized.

(6)	Annualized.

(7)	The contractual fee waiver is reflected in both the net expense and net investment income ratios (See Note 4).

(8)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Kelly CRISPR & Gene Editing Technology ETF

FINANCIAL HIGHLIGHTS

Selected Data and Ratios (for a share outstanding throughout the year/period)

	Year Ended August 31, 2023	Period Ended August 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$12.44	$14.70

LOSS FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.04)	(0.01)
Net realized and unrealized loss on investments	(4.23)	(2.25)
Total Loss from Investment Operations	(4.27)	(2.26)

LESS DISTRIBUTIONS:
From net investment income	(0.01)	—
Total Distributions	(0.01)	0.00

Net Asset Value, End of Year/Period	$8.16	$12.44

Total Return
Net Asset Value(3)	(34.34%)	(15.39	)%(5)
Market Value(4)	(33.91%)	(14.49	)%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$2,448	$5,286
Ratio of expenses to average net assets	0.78%	0.78	%(6)
Ratio of net investment loss to average net assets	(0.34%)	(0.13	)%(6)
Portfolio turnover rate(7)	67%	23	%(5)

(1)	Commencement of investment operations on January 12, 2022.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the closing value at 4:00 p.m. from the Nasdaq Stock Market LLC. Market value returns may vary from net asset value returns.

(5)	Not annualized.

(6)	Annualized.

(7)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Strategic Trust

Notes to Financial Statements

August 31, 2023

1.	Organization

Strategic Trust, formerly known as Kelly Strategic ETF Trust (the “Trust”) was organized on June 21, 2021, as a Delaware statutory trust and is authorized to issue multiple series or portfolios. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of August 31, 2023, the Trust consisted of four operational series. This report provides information for Kelly Hotel & Lodging Sector ETF (“HOTL”), Kelly Residential & Apartment Real Estate ETF (“RESI”), and Kelly CRISPR & Gene Editing Technology ETF (“XDNA”) (each, a “Fund”, and collectively, the “Funds”). Each Fund is a passively managed, non-diversified exchange-traded fund. The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The inception date of the Funds was January 12, 2022. Kelly Strategic Management, LLC (the “Adviser”) serves as the investment adviser to the Funds.

The investment objective of the Funds is to seek to track the total return performance, before fees and expenses, of their respective index as indicated in the table below (each, an “Index” and collectively, the “Indices”).

Fund	Index
Kelly Hotel & Lodging Sector ETF	Strategic Hotel & Lodging Sector Index
Kelly Residential & Apartment Real Estate ETF	Strategic Residential & Apartment Real Estate Sector Index
Kelly CRISPR & Gene Editing Technology ETF	Strategic CRISPR & Gene Editing Technology Index

2.	Share Transactions

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All Shares of each Fund have equal rights and privileges. The Shares of HOTL and RESI are listed and traded on the NYSE Arca, Inc. and the Shares of XDNA are listed and traded on the Nasdaq Stock Market LLC. The market price of each Fund may be different from its net asset value (“NAV”).

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units”. Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company and, in each case, must have executed a Participant Agreement with the Funds’ distributor, Foreside Fund Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units, therefore they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee, or redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units or with the redemption of Creation Units. The standard fixed creation and redemption transaction fees for each Fund is as follows: HOTL ($500), RESI ($300) and XDNA ($300). The effective standard fixed creation and redemption transaction fee for RESI was changed from $250 effective May 12, 2023.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases or redemptions, non-standard orders, or partial cash purchase or redemptions (when cash redemptions are available) of Creation Units.

3.	Significant Accounting Policies

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Strategic Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(a) Investment Valuation

The NAV per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. Each Fund’s NAV per share is computed by dividing each Fund’s net assets by the number of shares outstanding. When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

The Board of Trustees (the”Board”) has approved valuation procedures for the Funds (the “Valuation Procedures”), which will be used for determining fair value of any Fund investments for which a market quotation is not readily available. The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures. The Board has designated the Adviser as the valuation designee of the Funds. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. The Adviser may consult with representatives from the Funds’ Sub-Adviser, outside legal counsel, or other third-party consultants in their discussions and deliberations. Fair valuations may be used in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Index. This may adversely affect each Fund’s ability to track its Index.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Strategic Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

The following is a summary of inputs used to value the Funds’ investments as of August 31, 2023:

Kelly Hotel & Lodging Sector ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$724,424	$—	$—	$724,424
Money Market Funds	8,562	—	—	8,562
Total	$732,986	$—	$—	$732,986

Kelly Residential & Apartment Real Estate ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$779,589	$—	$—	$779,589
Money Market Funds	6,720	—	—	6,720
Total	$786,309	$—	$—	$786,309

Kelly CRISPR & Gene Editing Technology ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,442,097	$—	$—	$2,442,097
Money Market Funds	6,282	—	—	6,282
Total	$2,448,379	$—	$—	$2,448,379

(a)	See each Fund’s Schedule of Investments for sector classifications.

During the fiscal year ended August 31, 2023, there were no transfers into or out of any levels in any of the Funds.

(b) Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities, income and expense are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments shown in the Statements of Operations. For securities which are subject to foreign withholding tax upon disposition, realized and unrealized gain or loss on such securities are recorded net of foreign withholding tax.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal,

Strategic Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

(d) Foreign Taxes

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

(e) Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recognized on a daily accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.

Distributions received from the Funds’ investments in Real Estate Investment Trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

(f) Distribution of Income and Gains

Distributions to shareholders from net investment income, if any, for HOTL and RESI are declared and paid quarterly. Distributions to shareholders from net investment income, if any, for XDNA are declared and paid annually. Distributions from net realized gains, if any, are declared and paid at least annually for all Funds. All short-term capital gains are included in ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

(g) Reclassification of Capital Accounts

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. See Note 7 for a summary of reclassifications made for the fiscal year ended August 31, 2023.

Strategic Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

4.	Investment Advisory and Other Agreements

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides management services to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For its services, the Funds pay the Adviser an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Kelly Hotel & Lodging Sector ETF	0.78%
Kelly Residential & Apartment Real Estate ETF	0.68	%(a)
Kelly CRISPR & Gene Editing Technology ETF	0.78%

(a)

From May 1, 2022 through April 30, 2023, the Adviser contractually agreed to reduce its unitary management fee to 0.00% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2023, fees of $1,642 were waived by the Adviser with respect to Kelly Residential & Apartment Real Estate ETF, resulting in a net fee paid to the Advisor of 0.32%. The fee waiver is not subject to recoupment. The Adviser did not renew the management fee waiver after April 30, 2023.

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Funds will bear the cost of, (i) the fees paid to the Adviser pursuant to the Advisory Agreement, (ii) payments under each Fund’s 12b-1 plan, (iii) brokerage expenses, (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short), and (vii) litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto).

Penserra Capital Management, LLC (“Penserra” or the “Sub-Adviser”) serves as sub-adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of each Fund’s Index, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the aggregate average daily net assets for each fund advised by the Adviser, including the Funds, and for which the Sub-Adviser serves as sub-adviser, as follows: 0.05% on the first $500 million aggregate assets under management (“AUM”), 0.04% on the next $500 million aggregate AUM, and 0.03% on aggregate AUM over $1 billion subject to a minimum $15,000 annual fee.

The Adviser has entered into an agreement with Strategic Indexes, LLC (the “Index Provider”), an affiliate of the Adviser, whereby the Index Provider will create and maintain indices that will be tracked by the Funds and used in connection with the issuance, management and marketing of the Funds. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as administrator, transfer agent, and fund accountant for the Funds. Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

Foreside Fund Services, LLC (the “Distributor) serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Organization” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

Strategic Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Pursuant to an agreement between the Trust, on behalf of the Funds, and PINE Advisors LLC (“PINE”), employees of PINE serve as Principal Financial Officer, Treasurer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

5.	Related Parties

At August 31, 2023, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.

6.	Investment Transactions

For the fiscal year ended August 31, 2023, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

Fund	Purchases	Sales
Kelly Hotel & Lodging Sector ETF	$95,542	$98,801
Kelly Residential & Apartment Real Estate ETF	$70,973	$73,058
Kelly CRISPR & Gene Editing Technology ETF	$2,366,416	$2,102,056

For the fiscal year ended August 31, 2023, the cost of in-kind purchases and proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Kelly Hotel & Lodging Sector ETF	$—	$667,524
Kelly Residential & Apartment Real Estate ETF	$540,971	$—
Kelly CRISPR & Gene Editing Technology ETF	$1,401,870	$2,836,184

7.	Distributions to Shareholders and Other Income Tax Information

The tax character of distributions paid during the fiscal year ended August 31, 2023, and the fiscal period ended August 31, 2022 were as follows:

	Fiscal Year Ended August 31, 2023			Period Ended August 31, 2022
	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Return of Capital	Total Distributions
HOTL	$7,415	$—	$7,415	$2,325	$629	$2,954
RESI	15,841	4,908	20,749	3,242	—	3,242
XDNA	3,248	—	3,248	—	—	—

Strategic Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

At August 31, 2023, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis for the Funds were as follows:

	Kelly Hotel & Lodging Sector ETF	Kelly Residential & Apartment Real Estate ETF	Kelly CRISPR & Gene Editing Technology ETF
Cost of Investments	$766,935	$894,232	$3,861,616
Gross unrealized appreciation	$41,574	$17,523	$72,184
Gross unrealized depreciation	(75,523)	(125,446)	(1,485,421)
Net unrealized depreciation	(33,949)	(107,923)	(1,413,237)
Undistributed ordinary income	1,795	2,037	—
Undistributed long-term capital gain	—	—	—
Other accumulated losses	(12,342)	(9,930)	(244,617)
Total accumulated losses	$(44,496)	$(115,816)	$(1,657,854)

The differences between book-basis and tax-basis cost of investments are primarily attributable to wash sales and mark-to-market on passive foreign investment companies. Other accumulated gains/(losses) include unrealized appreciation/(depreciation) on foreign currency transactions.

At August 31, 2023, the Funds’ most recent fiscal year end, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:

Fund	Accumulated Losses	Paid in Capital
Kelly Hotel & Lodging Sector ETF	$68,324	$(68,324)
Kelly Residential & Apartment Real Estate ETF	$745	$(745)
Kelly CRISPR & Gene Editing Technology ETF	$38,439	$(38,439)

Reclassifications are primarily due to differing book and tax treatments for in-kind transactions.

At August 31, 2023, the Funds’ most recent fiscal year end, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Short-Term Losses
Kelly Hotel & Lodging Sector ETF	$8,559
Kelly Residential & Apartment Real Estate ETF	$9,824
Kelly CRISPR & Gene Editing Technology ETF	$201,304

Fund	Short-Term Losses
Kelly Hotel & Lodging Sector ETF	$3,783
Kelly Residential & Apartment Real Estate ETF	$107
Kelly CRISPR & Gene Editing Technology ETF	$42,172

As of the fiscal year ended August 31, 2023, the Kelly CRISPR & Gene Editing Technology ETF deferred, on a tax basis, late year losses of $1,206.

Strategic Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

8.	Principal Risks

As with any investment, you could lose all or part of your investment in the Funds and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. This is not a complete list of risks that may affect the Funds. A more complete description of principal risks for each Fund is included in its Prospectus.

General Risk. An investment in the Funds should be made with an understanding that the value of each Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in each Fund could lose money over short or long periods of time.

Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.

Concentration Risk. Each Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Large-Capitalization Investing Risk. Each Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Mid- and Small-Capitalization Investing Risk. Each Fund may invest in the securities of mid- and small-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid- and small-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Funds do not price their shares, the value of the securities in the Funds’ portfolios may change on days when shareholders will not be able to purchase or sell the Funds’ Shares. Conversely, Fund Shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Funds more volatile and potentially less liquid than other types of investments.

Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that

Strategic Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

are paid out on the underlying foreign shares (“Underlying Shares”). When a Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider relies on an independent calculation agent to calculate and disseminate the Index accurately. Any losses or costs associated with errors made by such calculation agent generally will be borne by the Fund and its shareholders. The Index Provider has not previously been an index provider, which may create additional risks for investing in the Funds.

ETF Risks. Each Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

o

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

o

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

o

Trading. Although Shares are listed for trading on either the Nasdaq Stock Market LLC or the NYSE Arca, Inc. (individually or collectively, the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Limited Operating History Risk. The Funds are a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

New Adviser Risk. The Adviser has only recently begun serving as an investment adviser to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Funds.

Non-Diversification Risk. Although the Funds intend to invest in a variety of securities and instruments, each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase each Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Passive Investment Risk. The Funds are not actively managed, and their Sub-Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of

Strategic Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, each Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, the Adviser, or the Sub-Adviser (each as defined below) can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Tracking Error Risk. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Funds may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Funds must satisfy certain diversification requirements. In particular, the Funds generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. Each Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If a Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Hotel and Lodging Companies Investing Risk. HOTL invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks. Companies in the Hotel & Lodging Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Weak economic conditions in some parts of the world, changes in oil prices and currency values, political instability in some areas, and the uncertainty over how long any of these conditions will continue, could have a negative impact on the lodging industry. During these periods of economic uncertainty, the lodging industry may experience weakened demand for occupancy in some markets.

Residential and Apartment Real Estate Companies Investing Risk. RESI invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks. Companies in the Apartments & Residential Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Residential real estate development is particularly subject to changes in financing costs, occupancy rates, the ability to obtain zoning or other permits or government approvals, labor costs, and scheduling delays. Additionally, such companies may face significant costs associated with compliance (or failure to comply with) the accessibility provisions of federal, state or local requirements.

Strategic Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Continued)

DNA Modification Technology Company Risk. XDNA invests in DNA modification technology companies which face intense competition, and products and services with a potentially short product life. These companies will generally require large amounts of capital expenditures on research and development, with no guarantee that the product or service would be successful. They may be heavily dependent on intellectual property rights. The laws related to these rights can vary and there is no guarantee that a company will be able to successfully protect their intellectual property rights. Similarly, as these companies face intense competition it is possible that competitors could produce services or products that are superior to theirs. These companies, like other health care companies, are subject to various government and regulatory oversight that could hamper or impede their operations. There is the possibility that in the future this oversight could increase in a way that could limit the success of a company or a specific product or service offered by the company.

9.	Guarantees and Indemnifications

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

10.	Adviser Obligations

The Adviser serves as investment adviser to each Fund pursuant to the Advisory Agreement, and receives a unitary (or unified) fee. In exchange, the Adviser is responsible for certain expenses of the Funds as described in Note 4. Certain amounts, estimated between $650,000 to $750,000, owed to certain service providers of the Funds, and for which the Adviser is responsible, are past due. The Adviser continues to pursue strategic options to raise capital to continue to fund the Adviser’s operations and pay Fund expenses. Although management currently believes that any outstanding expenses will not have a material adverse impact on any Fund’s financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future. If the Adviser is unable to raise sufficient capital, the Board will consider any further actions to take in the best interests of the Funds’ shareholders, including, but not limited to, the appointment of a new investment adviser for the Funds or the liquidation of one or more Funds. In such an event, the applicable Fund’s shareholders would be provided advance notice.

11.	Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the fiscal year end, HOTL and RESI made the following distributions per share:

Fund	Record Date	Payable Date	Ordinary Income Distribution Rate
Kelly Hotel & Lodging Sector ETF	9/22/2023	9/25/2023	$0.04616540
Kelly Residential & Apartment Real Estate ETF	9/22/2023	9/25/2023	$0.03105733

Management is in the process of drafting a Plan of Liquidation and Termination for the Funds, subject to approval by the Board. Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Strategic Trust

Report of Independent Registered Public Accounting Firm

August 31, 2023

To the Shareholders of Kelly Hotel & Lodging Sector ETF, Kelly Residential & Apartment Real Estate ETF, and Kelly CRISPR & Gene Editing Technology ETF and Board of Trustees of Strategic Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Kelly Hotel & Lodging Sector ETF, Kelly Residential & Apartment Real Estate ETF, and Kelly CRISPR & Gene Editing Technology ETF (the “Funds”), each a series of Strategic Trust, as of August 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets, the related notes, and the financial highlights for the year ended August 31, 2023 and the period from January 12, 2022 (commencement of operations) through August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 10, the Funds’ adviser is obligated to compensate the Funds’ service providers pursuant to the Investment Advisory Agreement (the “Agreement”). In the event the adviser is unable to meet its obligations with respect to the Agreement, the Board of Trustees may seek alternative options for the Funds. Our opinion is not modified with respect to this matter.

As discussed in Note 11, management is in the process of drafting a Plan of Liquidation and Termination for the Funds subject to approval by the Board of Trustees. Our opinion is not modified with respect to this matter.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2023

Strategic Trust

Board Approval of Advisory and Subadvisory Agreements

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on May 23, 2023, the Board of Trustees (the “Board”) of Strategic Trust (the “Trust”) considered the approval of:

●

the Investment Advisory Agreement (the “Advisory Agreement”) between Kelly Strategic Management, LLC (the “Adviser”) and the Trust, on behalf of each of Kelly Hotel & Lodging Sector ETF, Kelly Residential & Apartment Real Estate ETF and Kelly CRISPR & Gene Editing Technology ETF (each a “Fund” and collectively, the “Funds”); and

●

an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management, LLC (the “Sub-Adviser”) with respect to each Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Funds’ shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Adviser from services provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for the Funds in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on May 23, 2023, and throughout the prior year. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors considered in evaluating the renewal of the Agreements, and the weight given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement and Sub-Advisory Agreement. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services provided to each Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board reviewed information regarding each Fund’s performance as compared to its respective underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index. The Board reviewed information regarding each Fund’s index tracking, discussing, as applicable, factors which contributed to each Fund’s tracking error. The Board noted that the Funds had underperformed their underlying indexes over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes. The Board considered other factors that contributed to the Funds’ tracking error, including cash drag and the

Strategic Trust

Board Approval of Advisory and Subadvisory Agreements

(Unaudited) (Concluded)

process of rebalancing the Funds’ portfolios. The Board noted management’s representations that the Funds’ performance in tracking their underlying indexes was within the range of expectations. The Board concluded that, after taking these factors into account, each of the Funds satisfactorily tracked its underlying index.

The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by the Adviser. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.” Among other information, the Board noted that the advisory fee for each of the Funds is higher than the average and median expense ratios for its peer group. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer ETFs and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds.

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee, payments under each Fund’s distribution (Rule 12b-1 plan), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), and litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account profitability information about the Adviser. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

The Board also reviewed the sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Funds. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board concluded that the proposed sub-advisory fee was reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to each Fund; and (c) approved the renewal of the Advisory Agreement and Sub-Advisory Agreement for another year.

Strategic Trust

Additional Information (Unaudited)

Trustees and Officers

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees. Information pertaining to the trustees and officers of the Trust is set forth below. The address of each Trustee and Officer of the Trust is Secretary c/o Strategic Trust, 7887 East Belleview Avenue, Suite 1100, Denver, Colorado 80111.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee
Interested Trustee
Kevin Kelly (1) Born: 1984	Trustee, Chairman, President, and Principal Executive Officer	Indefinite; Since 2021	Founder and CEO, Benchmark Investments, LLC.	4	None
Independent Trustees
Matthew Patterson Born: 1971	Trustee	Indefinite; Since 2021	Attorney/Managing Directors, Bryant Avenue Ventures LLC (September 2016 - Present); Attorney/Managing Director, LadderRite Portfolios LLC (August 2012 - Present).	4	None
Ethan Powell Born: 1975	Trustee	Indefinite; Since 2021	President and Founder, Impact Shares LLC, a registered investment advisor dedicated to building a platform to create better socially responsible investment solutions (2015 - Present); Trustee, Highland Fund Complex (June 2012 - July 2013 and December 2013 - Present); Chief Product Strategist of Highland.	4	Highland Fund Complex and NexPoint Credit Strategies Fund Complex (collectively, 25 funds); Impact Shares Trust I (consisting of 3 portfolios)

Strategic Trust

Additional Information (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers
Cory Gossard Born: 1972	Chief Compliance Officer	Since 2021	Director of Compliance, PINE Advisor Solutions (2021 - Present); Chief Compliance Officer, Vident Investment Advisory (2020); Chief Compliance Officer, SS&C ALPS (2014 - 2020).
Marcie McVeigh Born: 1979	Treasurer	Since 2021

Director of CFO Services, PINE Advisor Solutions (2020 - Present); Assistant Vice President and Performance Measurement Manager, Brown Brothers Harriman (2019 - 2020); Senior Financial Reporting Specialist, American Century Investments (2011 - 2018).

Conrad Sick Born: 1961	Secretary	Since 2021	Principal/Owner, Valeo Companies (January 2000 - Present).
Derek Mullins Born: 1973	Assistant Secretary	Since 2023	Co-Founder and Managing Partner, PINE Advisor Solutions (2018 to Present).
Gerry J. O’Donnell Born: 1970	Assistant Secretary	Since 2023

Capital Market Director, Kelly Intelligence (2022 to Present); Owner and Consultant, GarySabre LLC (2009 to Present); Chief Executive Officer and Chief Operating Officer, Roberts & Ryan Investment Inc. (2016 to 2021).

(1)	Kevin Kelly is an “interested person” of the Funds because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Funds’ trustees and officers and is available without charge, upon request by calling 1-800-658-1070, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.KellyETFs.com.

Strategic Trust

Additional Information (Unaudited) (Continued)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended August 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 15.0%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Kelly Hotel & Lodging Sector ETF	72.37%
Kelly Residential & Apartment Real Estate ETF	30.74%
Kelly CRISPR & Gene Editing Technology ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2023 was as follows:

Kelly Hotel & Lodging Sector ETF	37.25%
Kelly Residential & Apartment Real Estate ETF	0.00%
Kelly CRISPR & Gene Editing Technology ETF	100.00%

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows (unaudited):

Kelly Hotel & Lodging Sector ETF	0.00%
Kelly Residential & Apartment Real Estate ETF	34.34%
Kelly CRISPR & Gene Editing Technology ETF	0.00%

Strategic Trust

Additional Information (Unaudited) (Continued)

Statement Regarding Liquidity Risk Management Program

Strategic Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Trust’s Board of Trustees (the “Board”) has designated the Liquidity Risk Management Committee (the “Committee”), as the liquidity program administrator (“LPA”) of the Program. The Committee consists of the Trust’s President and Principal Executive Officer, the Trust’s Treasurer, and the Trust’s Chief Compliance Officer. The Committee conducts the day-to-day operation of the Program pursuant to the Trust’s policies and procedures.

Under the Program, the LPA manages the liquidity risk of each Fund in the Trust. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in that Fund. This risk is managed by monitoring if shareholder redemptions are met through in-kind transfers of securities, positions and assets or cash, the degree of liquidity of each Fund’s investments, and the amount of each Fund’s illiquid investments. Each Fund in the Trust is considered an “In-Kind ETF”. In-Kind ETF refers to a Fund that is an exchange-traded fund that: (i) meets redemptions through in- kind transfers of securities, positions and assets other than a de minimis (“generally 5% of the total value of the redemption proceeds”) amount of cash; and (ii) publishes its portfolio holdings daily.

At a meeting of the Board held on August 8, 2023, the Board received the LPA’s Liquidity Risk Management Program Annual Report (the “Report”), which addressed the operation of the Program and assessed its adequacy and effectiveness. The LPA determined, and reported to the Board, that the Program is adequately designed, operating as intended and is effective in implementing the requirements of the Liquidity Rule, and there have been no material changes to the Program since its implementation. Each Fund in the Trust has maintained its In-Kind ETF status. There have been no significant liquidity events impacting any Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Strategic Trust

Additional Information (Unaudited) (Continued)

Disclosure of Portfolio Holdings

Strategic Trust files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. Part F of Form N-PORT is available on the SEC’s website at www.sec.gov. Part F of Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.KellyETFs.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-800-658-1070, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.KellyETFs.com.

The Funds’ proxy voting records are required to be filed with the SEC on Form N-PX for its most recent 12-month period ending June 30.

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Investment Adviser
Kelly Strategic Management, LLC
7887 East Belleview Ave., Suite 1100
Denver, CO 80111
www.kellyintel.com

Investment Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, CA 94563

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Eversheds Sutherland (US) LLP
700 6th Street NW
Washington, DC 20001

Custodian
U.S. Bank, National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, 3rd Floor
Portland, ME 04101

Fund Administrator and Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ethan Powell is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were for the seed-balance audit for the Trust. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2023	FYE 8/31/2022
( a ) Audit Fees	$42,000	$33,750
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$9,000	$9,000
( d ) All Other Fees	$0	$3,500

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2023	FYE 8/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2023	FYE 8/31/2022
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Ethan Powell and Matthew Patterson.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Trust

By (Signature and Title)	/s/ Kevin Kelly
Kevin Kelly, President/Principal Executive Officer

Date	11/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin Kelly
Kevin Kelly, President/Principal Executive Officer

Date	11/6/2023

By (Signature and Title)	/s/ Marcie McVeigh
Marcie McVeigh, Treasurer/Principal Financial Officer

Date	11/6/2023

* Print the name and title of each signing officer under his or her signature.